Cash and cash equivalents and restricted cash - Summary of cash and cash equivalents and restricted cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash [Abstract]
Cash and cash equivalents	$ 334,430	$ 309,187	$ 346,480
Restricted cash	16,055	4,457	5,709
Total cash and cash equivalents and restricted cash as shown in our consolidated statements of cash flows:	$ 350,485	$ 313,644	$ 352,189